OTHER ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 24,574	$ 25,171
Accumulated amortization	(14,515)	(11,799)
Total other intangible assets	10,059	13,372
Amortization expense	3,202	3,368	3,824
Estimated amortization expenses for the following years:
2015	3,104
2016	2,412
2017	2,305
2018	2,238
Non-compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	1,672	1,817
Accumulated amortization	(1,646)	(1,780)
Distribution Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	1,698	1,785
Accumulated amortization	(1,311)	(1,301)
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	6,588	6,953
Accumulated amortization	(4,458)	(3,512)
Distribution Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	14,616	14,616
Accumulated amortization	$ (7,100)	$ (5,206)